SUPPLEMENT DATED AUGUST 15, 2005 TO THE PROSPECTUS

DATED MAY 2, 2005

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

The second paragraph in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/Lazard Mid Cap Value Fund should be deleted in its entirety and replaced with the following:

The Fund is managed on a team basis by Christopher Blake, Gary Buesser, Andrew Lacey and Robert A. Failla. Mr. Buesser has been with Lazard and has been associated with the Fund since April 2000. He is a Senior Vice President and portfolio manager. Prior to joining Lazard, he worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers, and Kidder Peabody. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and Deputy Chairman of Lazard. Mr. Blake has been with Lazard since 1995. Mr. Blake is a Managing Director of Lazard. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Senior Vice President and portfolio manager and has been with Lazard since 2003. Prior to joining the Firm, Robert was associated with AllianceBernstein.

The second paragraph in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/Putnam Midcap Growth Fund should be deleted in its entirety and replaced with the following:

The Fund is managed by the Mid Cap Growth team at Putnam. The team is managed by Kevin Divney and Brian DeChristopher. Mr. Divney is a Managing Director and Chief Investment Officer of the Mid Cap Growth team. Mr. Divney joined Putnam in 1997 and has 15 years of investment experience. Mr. DeChristopher is a Senior Vice President and Portfolio Manager of the Mid Cap Growth Team. Mr. DeChristopher joined Putnam in 1999 and has six years of investment industry experience and is a CFA charterholder.

The following change will be effective November 1, 2005:

The fee for the JNL/Select Money Market Fund in the section entitled "Management Fee" should be deleted in its entirety and replaced with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/Select Money Market Fund	$0 to $500 million Over $500 million	0.28% 0.25%

This Supplement is dated August 15, 2005.

(To be used with VC3656 Rev. 05/05, VC3657 Rev. 05/05, VC3723 Rev. 5/05, VC5825 05/05, NV3174CE Rev. 05/05, NV3784 Rev. 05/05, VC4224 Rev. 5/05, NV4224 Rev. 05/05, VC5526 Rev. 05/05, NV5526 Rev. 05/05, NV5825 05/05, FVC4224FT Rev. 05/05, VC5890 05/05, VC5884 05/05, VC5869 05/05, VC5885 05/05, NV5869 05/05, NV5890 05/05, NV5884 05/05, NV5885 05/05, HR105 Rev. 05/05, and VC2440 Rev. 05/05.)

V5943 8/05

SUPPLEMENT DATED AUGUST 15, 2005 TO THE STATEMENT

OF ADDITIONAL INFORMATION DATED MAY 2, 2005

JNL® SERIES TRUST

On page 83, in the section entitled "Investment Sub-Advisers and Portfolio Managers" for Lazard Asset Management, LLC, please delete the sub-section entitled "Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest" for the JNL/Lazard Mid Cap Value Fund for Patrick Mullin in its entirety and replace it with the following:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

JNL/Lazard Mid Cap Value Fund

Robert A. Failla	Number Of Accounts	Total Assets
registered investment companies:	1	$500,025
other pooled investment vehicles:	2	$61,106,421
other accounts:	216	$667,619,868

On page 85, in the section entitled "Investment Sub-Advisers and Portfolio Managers" for Lazard Asset Management, LLC, please delete the table entitled "Security Ownership of Portfolio Manager(s)" in its entirety and replace it with the following:

Security Ownership of Portfolio Manager(s)

Portfolio Manager	none	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	over $1,000,000
Andrew Lacey	X
Robert A. Failla	X
Christopher H. Blake	X
Gary Buesser	X

On page 95, in the section entitled "Investment Sub-Advisers and Portfolio Managers" for Putnam Investment Management, LLC, please delete the sub-section entitled "Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest" for the JNL/Putnam Midcap Growth Fund for Paul Marrkand in its entirety and replace it with the following:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

JNL/Putnam Midcap Growth Fund

Brian DeChristopher	Number Of Accounts	Total Assets
registered investment companies:	4	$9,297,500,000
other pooled investment vehicles:	4	$161,600,000
other accounts:	3	$137,900,000

On page 98, in the section entitled "Investment Sub-Advisers and Portfolio Managers" for Putnam Investment Management, LLC, please delete the table entitled "Security Ownership of Portfolio Manager(s)" in its entirety and replace it with the following:

Security Ownership of Portfolio Manager(s)

Portfolio Manager	none	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	over $1,000,000
James Wiess	X
Joshua Brooks	X
Richard P. Cervone	X
James S. Yu	X
Kevin Divney	X
Brian DeChristopher	X
Michael J. Abata	X
Ronald J. Bukovac	X

The following change will be effective October 1, 2005:

On page 153, delete the fees for the JNL/S&P Funds in their entirety and replace it with the following:

FUND	ASSETS	FEES
JNL/S&P Managed Growth Fund*	$0 to $1.3 billion Next $1.2 billion Over $2.5 billion	.07% .05% .04%
JNL/S&P Managed Conservative Fund*	$0 to $1.3 billion Next $1.2 billion Over $2.5 billion	.07% .05% .04%
JNL/S&P Managed Moderate Growth Fund*	$0 to $1.3 billion Next $1.2 billion Over $2.5 billion	.07% .05% .04%
JNL/S&P Managed Moderate Fund*	$0 to $1.3 billion Next $1.2 billion Over $2.5 billion	.07% .05% .04%
JNL/S&P Managed Aggressive Growth Fund*	$0 to $1.3 billion Next $1.2 billion Over $2.5 billion	.07% .05% .04%

*Assets for these funds are aggregated in calculating the sub-advisory fee.

The following change will be effective November 1, 2005:

On page 153, delete the fees for the JNL/Select Money Market Fund in their entirety and replace it with the following:

FUND	ASSETS	FEES
JNL/Select Money Market Fund.........	$0 to $750 Million .................. Over $750 Million ..................	.05%*** .04%***

*** The assets of the JNL/Select Money Market Fund of JNL Series Trust and the assets of the JNL Money Market Fund of JNL Investors Series Trust will be combined for purposes of determining the applicable annual rate.

This Supplement is dated August 15, 2005.

(To be used with V3180 Rev. 05/05)

V5944 08/05

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